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Please note that the following N30-D submission (ACCESSION NUMBER:
0000912057-02-026704)for "Brinson Money Series" has been filed erroneously on 7/9/2002.

Please note that the correct N30-D filing was posted on 7/11/02 for the Global High Income Dollar Fund Inc. (NYSE: GHI) (ACCESSION NUMBER:
0000912057-02-027056).